UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C,
8.62%, 11/14/13 1,2 (Cost $1,350,000)                                                          $       1,350,000    $     1,350,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.7%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16 3,4 (Cost $198,478,136)                                          197,180,000        198,350,855
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--47.4%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                                     21,270,000          7,703,653
5.475%, 8/3/12 2                                                                                      14,469,000         13,706,730
7%, 10/3/15                                                                                            2,450,000          2,215,413
Series V, 7%, 3/28/11                                                                                 30,387,000         29,701,179
Series VII, 7%, 9/12/13                                                                               17,605,000         16,810,574
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                                     22,626,238         10,742,341
------------------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 5                                               3,375,000          3,417,188
                                                                                                                    ----------------
                                                                                                                         84,297,078

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.7%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                          234,660,000        200,977,560
------------------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Sr. Unsec. Nts., Series 17RG, 5.50%, 3/1/17 [AUD]                      93,165,000         72,735,474
                                                                                                                    ----------------
                                                                                                                        273,713,034

------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.9%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                              29,820,000         41,711,071
------------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.059%, 11/15/07 6 [EUR]                                         73,910,000         98,520,124
                                                                                                                    ----------------
                                                                                                                        140,231,195

------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.2%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                           16,320,000         16,034,400
8%, 1/15/18                                                                                           14,015,000         15,437,523
8.75%, 2/4/25                                                                                          2,135,000          2,647,400
8.875%, 10/14/19                                                                                      23,654,000         28,775,091
10.50%, 7/14/14                                                                                       17,650,000         22,265,475
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                      4,000,000          4,434,000
                                                                                                                    ----------------
                                                                                                                         89,593,889

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                         1,500,000          1,732,500
8.25%, 1/15/15 5                                                                                       1,440,000          1,663,200
                                                                                                                    ----------------
                                                                                                                          3,395,700

------------------------------------------------------------------------------------------------------------------------------------
CANADA--2.7%
Canada (Government of) Treasury Bills:
4.268%, 11/1/07 6 [CAD]                                                                               74,485,000         68,904,831
4.438%, 12/27/07 6 [CAD]                                                                             142,920,000        131,246,914
                                                                                                                    ----------------
                                                                                                                        200,151,745


                     1 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.2%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                $       3,390,000    $     3,771,375
10.75%, 1/15/13                                                                                       10,000,000         12,260,000
12%, 10/22/15 [COP]                                                                               19,665,000,000         11,534,653
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                                        6,655,000          7,476,893
11.75%, 3/1/10 [COP]                                                                              25,224,000,000         13,531,506
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27 [COP]                                  76,020,000,000         40,863,045
                                                                                                                    ----------------
                                                                                                                         89,437,472

------------------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                                  2,730,000          3,555,825
------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                    63,895,000         11,416,420
4%, 11/15/15 [DKK]                                                                                    46,550,000          8,124,069
7%, 11/10/24 [DKK]                                                                                    16,950,000          3,895,796
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                          66,890,000         12,100,759
                                                                                                                    ----------------
                                                                                                                         35,537,044

------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                                    2,705,118          3,074,366
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 5                                                                                      1,185,000          1,362,750
7.65%, 6/15/35 5                                                                                       4,630,000          5,301,350
                                                                                                                    ----------------
                                                                                                                          6,664,100

------------------------------------------------------------------------------------------------------------------------------------
FRANCE--2.9%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                    34,730,000         42,544,191
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 10/25/38 [EUR]                   97,945,000        116,797,341
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.91%, 7/26/07 6 [EUR]                                         39,765,000         53,678,095
                                                                                                                    ----------------
                                                                                                                        213,019,627

------------------------------------------------------------------------------------------------------------------------------------
GERMANY--6.0%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                                        20,470,000         26,590,083
Series 05, 4%, 1/4/37 [EUR]                                                                          118,095,000        142,358,620
------------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills:
Series 0107, 3.81%, 7/18/07 6 [EUR]                                                                  194,785,000        263,199,788
Series 0307, 3.994%, 9/12/07 6 [EUR]                                                                  10,235,000         13,744,766
                                                                                                                    ----------------
                                                                                                                        445,893,257

------------------------------------------------------------------------------------------------------------------------------------
GREECE--1.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                      69,005,000         93,083,668
------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 5                                                                                        160,000            185,840


                     2 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
10.25%, 11/8/11                                                                                $         525,000    $       609,788
                                                                                                                    ----------------
                                                                                                                            795,628

------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 5                                                                                       5,170,000          5,292,788
7.25%, 4/20/15 5                                                                                       7,450,000          7,869,063
------------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 5                                                 6,540,000          7,798,950
                                                                                                                    ----------------
                                                                                                                         20,960,801

------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.6%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                           161,700,000         42,631,884
------------------------------------------------------------------------------------------------------------------------------------
ITALY--4.0%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4%, 7/1/09 2 [EUR]                      216,055,000        293,680,987
------------------------------------------------------------------------------------------------------------------------------------
JAPAN--6.3%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                                           22,144,000,000        179,475,659
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                                         10,335,000,000         81,191,760
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                          10,975,000,000         87,652,924
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                                          14,900,000,000        117,007,204
                                                                                                                    ----------------
                                                                                                                        465,327,547

------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.7%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1 [MYR]                           107,980,000         36,905,547
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                     39,730,000         12,863,199
                                                                                                                    ----------------
                                                                                                                         49,768,746

------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.0%
Mexican Williams Sr. Nts., 6.63%, 11/15/08 1,2                                                           500,000            515,313
------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.6%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                                437,980,000          3,786,075
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09 [NGN]                                                                   356,000,000          2,987,882
Series 3Y7S, 17%, 12/16/08 [NGN]                                                                     570,000,000          5,025,855
Series 7Y, 9.20%, 6/29/14 [NGN]                                                                      650,000,000          5,097,839
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                 350,016            319,559
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                                   866,700,000          7,836,058
Series 7Y16, 11.99%, 12/22/13 [NGN]                                                                1,422,500,000         12,743,811
Series 7YR, 12.74%, 10/27/13 [NGN]                                                                 1,050,600,000          9,659,741
                                                                                                                    ----------------
                                                                                                                         47,456,820

------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         2,720,000          2,788,000
7.25%, 3/15/15                                                                                        15,905,000         17,097,875
8.875%, 9/30/27                                                                                        3,255,000          4,082,486
9.375%, 4/1/29                                                                                         1,650,000          2,194,500
                                                                                                                    ----------------
                                                                                                                         26,162,861


                     3 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
PERU--2.0%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                                 150,435,000    $    54,999,055
8.20%, 8/12/26 [PEN]                                                                                  34,690,000         13,447,908
9.91%, 5/5/15 [PEN]                                                                                  128,732,000         50,970,995
Series 7, 8.60%, 8/12/17 [PEN]                                                                        56,965,000         21,530,827
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                     18,633,000          7,311,952
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 6                                                         2,410,062          1,433,481
                                                                                                                    ----------------
                                                                                                                        149,694,218

------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16                                                       2,910,000          3,211,767
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                         3,914,000          4,334,755
9%, 2/15/13                                                                                           12,145,000         13,602,400
                                                                                                                    ----------------
                                                                                                                         21,148,922

------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 6 [PLZ]                                                                43,990,000         15,703,892
Series DS1013, 5%, 10/24/13 [PLZ]                                                                     79,840,000         27,794,227
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                   10,000,000          3,628,730
                                                                                                                    ----------------
                                                                                                                         47,126,849

------------------------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                                     30,885,000         39,177,279
------------------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.751%, 10/19/07 6 [EUR]                                        79,315,000        106,056,452
                                                                                                                    ----------------
                                                                                                                        145,233,731

------------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.5%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                                 24,590,000         33,827,267
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--1.2%
Turkey (Republic of) Bonds:
7%, 9/26/16                                                                                           13,755,000         13,978,519
Series CPI, 10%, 2/15/12 [TRY]                                                                         6,600,000          5,536,457
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                         8,615,000          8,927,294
16%, 3/7/12 [TRY]                                                                                     56,385,000         43,641,324
19.868%, 7/16/08 6 [TRY]                                                                               8,755,000          5,575,204
20.493%, 8/13/08 6 [TRY]                                                                              15,945,000         10,025,123
                                                                                                                    ----------------
                                                                                                                         87,683,921

------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 7 [GBP]                                                                                    48,485,000         96,876,531
6%, 12/7/28 [GBP]                                                                                     55,670,000        125,299,981
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                        49,995,000         97,586,529
                                                                                                                    ----------------
                                                                                                                        319,763,041

------------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                                  248,600,000         11,258,870


                     4 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
7.625%, 3/21/36                                                                                $      17,825,000    $    19,607,500
------------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                    403,060,000         20,307,777
8%, 11/18/22                                                                                          12,685,000         14,143,775
                                                                                                                    ----------------
                                                                                                                         65,317,922

                                                                                                                    ----------------
Total Foreign Government Obligations (Cost $3,398,985,101)                                                            3,498,744,458

------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine Loan Participation
Nts., 8.40%, 2/9/16                                                                                    5,890,000          6,066,700
------------------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28, Tranche 1, 7.25%,
11/25/09 [RUR]                                                                                        72,600,000          2,867,368
------------------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche 1, 8%, 9/30/09 1 [RUR]          71,200,000          2,806,539
                                                                                                                    ----------------
Total Loan Participations (Cost $11,139,488)                                                                             11,740,607

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--14.9%
------------------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 5                                            7,923,000          8,437,995
------------------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 5                                                              2,225,000          2,155,765
------------------------------------------------------------------------------------------------------------------------------------
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                               1,289,400,000         10,684,034
------------------------------------------------------------------------------------------------------------------------------------
AIB Mortgage Bank, 3.75% Sec. Bonds, Series 2, 4/30/13 [EUR]                                          16,550,000         21,252,476
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                  7,010,000          7,907,280
8.875% Nts., 11/17/14 5                                                                                7,625,000          8,601,000
------------------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 5 [MXN]                                               140,800,000         13,266,101
------------------------------------------------------------------------------------------------------------------------------------
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                                                                           2,375,000          2,366,688
9% Sr. Unsec. Unsub. Bonds, 11/16/11                                                                   1,895,000          1,899,482
------------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 5                                             8,936,607          9,562,170
------------------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                                 30,000,000         38,510,929
------------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                                   32,820,000         42,900,095
------------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 5                                                                    9,710,000         10,402,323
------------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 2,5                                                2,750,000          2,798,125
------------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 5                                                 4,325,000          4,476,375
------------------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 24.639% Mtg. Backed Certificates, Series 062U, 3/13/34 2,8 [MXN]                      32,056,600         11,165,697
------------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland Mortgage Bank, 4% Sr. Sec. Nts., Series 6, Tranche 1, 7/5/13 [EUR]                    16,450,000         21,354,387
------------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 5,9                                                6,700,000          6,540,607
------------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts., Series 2005-93, 12/20/10 1,2                                            3,600,000          3,628,800
------------------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank:
3.875% Sec. Nts., 11/14/16 [EUR]                                                                      18,820,000         23,657,391
3.50% Sec. Nts., 3/16/11 [EUR]                                                                        22,315,000         28,981,714
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5 [BRR]                                           13,295,000          8,391,220
------------------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 5                                                      4,440,000          5,552,220
------------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 5                                         4,400,000          4,510,000
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                                  116,690,000        152,421,130
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                                    59,070,000         76,099,845


                     5 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 1,6                                                           $      42,800,000    $    29,104,000
12.278% Sr. Unsec. Nts., 3/9/09 1,6                                                                   30,220,000         22,785,880
9.751% Sr. Unsec. Nts., 7/8/09 1,6                                                                    30,220,000         24,085,340
------------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds, 4/30/22 2,5                                                             5,545,000          5,278,496
------------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                                                    9,305,127         10,840,474
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 2 [BRR]                                                                           11,200,000          5,912,369
7.889% Nts., 1/25/12 2 [COP]                                                                      12,072,857,239          6,529,274
------------------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10 1 [TRY]                    3,000,000          2,198,469
------------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 5                                                                             2,225,000          2,280,625
8.80% Sr. Nts., 1/30/17 5                                                                              2,780,000          2,981,550
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita:
6.10% Mtg. Backed Certificates, Series 06U, 9/25/35 [MXN]                                             25,803,400          8,689,982
6.47% Sec. Nts., 8/26/35 1 [MXN]                                                                      41,757,200          3,838,764
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 1 [RUR]                                     365,000,000         14,202,997
------------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 5                                           2,780,000          2,877,300
------------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 5                                                                                 2,860,000          2,906,475
7.75% Nts., 10/17/16 5                                                                                 2,640,000          2,686,200
------------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 5                                                         2,745,000          2,854,800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 10.09% Sr. Unsec. Nts., 5/3/17 1 [BRR]                                                22,820,000         11,977,838
------------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 5                                                                4,945,000          4,735,925
------------------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                           665,100,000         13,274,389
6.875% Nts., 11/2/16 5                                                                                 2,739,000          2,759,543
9.625% Unsec. Bonds, 5/15/28                                                                           5,095,000          6,496,125
------------------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 1 [TRY]                                        5,000,000          3,518,781
------------------------------------------------------------------------------------------------------------------------------------
Northern Rock plc, 3.625% Sr. Sec. Nts., Series 4, Tranche 1, 3/28/13 [EUR]                           16,480,000         21,009,128
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,10,11                                    550,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 5                                  11,096,854         10,784,699
------------------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 6.20% Asset-Backed Nts., 7/20/10 2 [EUR]                                 37,113,055         49,974,661
------------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 5                                 3,820,000          3,988,080
------------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.508% Sec. Nts., Series 2006-003, Tranche E,
7/20/11 1,2                                                                                            2,400,000          2,400,000
------------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 5 [PEN]                                          26,033,700          9,110,562
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 5                                                            5,840,000          5,759,992
------------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 12                                            6,065,000          2,856,348
------------------------------------------------------------------------------------------------------------------------------------
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 1 [MYR]                                                                           21,000,000          6,025,373
6.70% Bonds, Series F, 11/2/12 1 [MYR]                                                                14,000,000          4,307,661
6.85% Nts., 11/2/12 1 [MYR]                                                                           16,000,000          4,955,482
6.95% Nts., 11/2/12 1 [MYR]                                                                           11,000,000          3,421,550


                     6 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12 5                                                        $       2,775,000    $     2,830,500
9.125% Sr. Unsec. Nts., 2/1/17 5                                                                       4,715,000          4,856,450
------------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 5                                                              2,950,000          2,942,625
------------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11 [EUR]                                                             71,760,000         93,692,521
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                           121,045,000        152,751,303
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,106,041,392)                                                                 1,102,006,380

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.1%
------------------------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone 3                                                                 19,905          2,025,927
------------------------------------------------------------------------------------------------------------------------------------
Unibail-Rodamco                                                                                           10,122          2,585,301
                                                                                                                    ----------------
Total Common Stocks (Cost $4,585,471)                                                                                     4,611,228

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 1,10 (Cost $0)                                                                                  500             18,750

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--22.9%
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.278%, 5/22/08 1,8 [ARP]                                11,655,000         10,642,726
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 1 [ARP]                                        7,884,000          7,197,541
Argentina (Republic of) Unsec. Credit Linked Nts., 20.616%, 4/16/10 1,8 [ARP]                          4,871,804          2,570,980
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             38,356,000         20,545,854
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             59,878,000         32,074,373
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                            100,000,000         53,566,207
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 6 [BRR]                       32,035,902         12,865,711
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 6 [BRR]                       28,074,132         12,492,217
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%, 1/3/08 6 [BRR]                       24,719,335         12,153,084
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                    12,570,000,000          6,871,812
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                           6,942,469,928          4,150,282
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              31,110,000,000         18,597,889
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              12,430,000,000          7,430,786
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              11,705,100,000          6,997,433
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 1,6 [DOP]                                    118,000,000          3,248,887
Dominican Republic Credit Linked Nts., 11.01%, 9/4/07 6 [DOP]                                        169,790,000          5,051,414
Dominican Republic Credit Linked Nts., 11.105%, 7/2/07 6 [DOP]                                        97,400,000          2,938,160
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                            158,100,000          6,168,370
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 6,13 [DOP]                                    106,540,000          2,969,525
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 6 [DOP]                                       109,540,000          3,094,232
Dominican Republic Credit Linked Nts., 9.931%, 12/24/07 6 [DOP]                                      107,470,000          3,109,404
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07 6 [DOP]                                57,500,000          1,702,657


                     7 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 [DOP]                                     289,700,000    $     9,177,355
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 6 [DOP]                                196,300,000          5,564,717
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%, 5/12/08 6 [DOP]                    211,900,000          5,892,137
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07 1,6 [EGP]                             51,690,000          9,059,212
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%, 2/28/08 1,6 [EGP]                     54,300,000          9,076,613
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 [EGP]                          34,150,000          6,178,495
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 [GHC]                                     153,500,000,000         17,259,223
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 6 [NGN]                         1,606,440,000         12,569,998
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                             2,672,000,000         24,881,832
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 [NGN]                  2,032,000,000         18,987,264
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 1                                              4,925,000          4,925,000
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2 [RUR]                                       41,690,000          1,644,944
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                       13,799,000          2,975,654
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 6 [ZMK]                                  38,315,000,000          9,417,145
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 2 [UAH]                                       49,215,000         10,087,994
EES Total Return Linked Nts., 7.10%, 12/12/08 2 [RUR]                                                 72,800,000          2,858,287
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                              144,790,000          5,744,433
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                                    141,750,000          5,740,863
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 1 [IDR]                           116,800,000,000         14,340,351
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,2 [RUR]                                 321,528,000         12,786,377
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,2 [RUR]                                            352,714,000         13,711,209
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 1 [RUR]                           277,800,000         12,094,929
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                               280,840,000         12,035,033
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,2 [RUR]                                 64,940,000          2,542,113
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.41%, 7/16/08 6 [TRY]                       28,495,000         18,156,732
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                       30,400,000          6,680,354
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 1 [VND]                 85,958,000,000          5,668,966
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Credit Linked Nts., Series 009, 9.24%, 2/21/12 [RUR]                                   75,000,000          2,935,917
Russian Specialized Construction and Installation Administration Credit Linked Nts.,
8.59%, 5/20/10 2 [RUR]                                                                                64,600,000          2,518,758
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                        9,163,000          2,013,556
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                       65,490,000         14,391,329
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz-Finance Total Return Linked Nts., 9.25%, 6/24/12 13
[RUR]                                                                                                 64,500,000          2,509,243
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.278%, 12/21/11 1 [ARP]                                 35,580,000         32,605,411
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.09%, 1/5/11 1 [MXN]                                                                                111,977,622         10,416,764


                     8 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.65%, 1/5/11 1 [MXN]                                                                                 73,867,352    $     6,871,541
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 6 [BRR]                                               61,128,560         31,999,803
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                     15,895,000         13,392,198
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 1 [COP]                                13,259,000,000          7,901,906
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%, 7/28/20 [COP]                  24,620,000,000         13,459,149
Compania Total Return Linked Nts., 4.454%, 7/22/10 [EUR]                                              15,443,664         20,994,270
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 1,6 [EGP]                             36,510,000          6,055,176
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%, 9/12/07 1,6 [EGP]                     71,360,000         12,303,128
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10 6                     8,475,000          7,292,738
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 1                                                          5,067,942          5,219,981
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09 [KZT]                  2,003,690,000         16,578,697
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                            10,300,162         10,704,958
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                               12,412,800         15,573,099
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                              525,300,000          4,457,516
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                 704,900,000          6,282,335
OAO Gazprom I Credit Nts., 9.407%, 10/20/07                                                            1,435,000          1,477,319
Peru (Republic of) Credit Linked Nts., 6.665%, 2/20/11 2                                               3,255,000          3,334,278
Romania (Republic of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                                       22,740,000         10,832,982
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                         3,320,000          1,596,702
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                        10,000,000          4,809,342
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                         5,640,000          2,712,469
Russian Federation Credit Linked Nts., 0%, 12/2/09 6 [RUR]                                           233,573,000          9,515,618
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 6 [RUR]                                       161,200,000          6,003,023
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 6 [RUR]                                        78,000,000          2,904,143
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                            288,935,000         12,296,684
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 2 [RUR]                                   146,720,000          5,759,977
Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17 1 [VND]         216,800,000,000         13,476,938
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                         2,505,000          2,645,505
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                       2,505,000          2,647,685
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                         2,505,000          2,652,169
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                       2,505,000          2,654,549
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                         2,505,000          2,654,824
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]                                     27,763,200         10,298,983
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                       3,228,000            716,345
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                      11,438,000          2,538,277
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 1 [UAH]                                        7,953,600          2,950,452
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 1 [MXN]                                       73,890,940          6,873,735
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 1                                      7,300,000          7,316,498
------------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/8/11 2 [RUR]                        213,030,000          8,532,131
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.807%, 3/29/17 6 [TRY]               129,050,000         26,036,145
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts.,
10.476%, 2/8/37 6 [COP]                                                                          376,977,600,000          9,007,235
------------------------------------------------------------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%, 5/13/09 2 [RUR]        573,900,000    $    22,974,409
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09 1 [UAH]           64,285,000         14,512,114
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.232%, 12/19/11 1 [ARP]                                 36,445,000         33,106,959
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 6 [BRR]                             129,150,391         51,251,749
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 [BRR]                                34,060,000         19,150,584
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 6 [BRR]                             138,200,796         33,456,486
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 6 [ARP]                             35,605,000         11,131,744
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 1 [BRR]                                  45,170,000         39,184,331
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 6 [COP]                               153,800,000,000         34,591,278
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 1,6 [COP]                           90,697,000,000         18,732,125
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 6 [COP]                              132,560,000,000         18,581,014
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16 1,6 [COP]                 90,312,000,000         18,652,609
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 6 [PEN]                                         40,860,000          7,562,843
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                              3,850,000          3,823,435
------------------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 1                                                             14,000,000         13,646,191
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return Linked Nts.,
7.90%, 2/9/10 [RON]                                                                                   10,726,400          4,809,803
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                                          20,000,000         21,910,000
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                                      130,660,000        123,147,050
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 [RON]                                   30,904,100         13,358,501
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 [RON]                                  36,650,000         16,108,437
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 [RON]                                   3,105,000          1,357,539
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                   3,101,000          1,363,561
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                   7,453,000          3,277,207
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 [RON]                                  24,895,500         11,121,172
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 1 [COP]                                  13,289,000,000          6,861,616
Renaissance Capital International Services Ltd. Total Return Linked Nts.,
10.50%, 10/7/08 1 [RUR]                                                                              414,000,000         16,093,607
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities, Series 007, Cl. VR,
5%, 8/15/34 [RUR]                                                                                    543,300,000         19,021,255
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 1 [RUR]                                          234,003,380          9,460,379
Total Return Linked Nts., Series B, 11%, 6/30/12 1 [RUR]                                             191,422,348          7,738,896
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                   3,273,000,000         27,072,627
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 6 [BRR]                                    173,500,000         19,517,626
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                    56,967,568         40,636,275
Philippines (Republic of the) Credit Linked Nts., 10.20%, 9/20/15 1                                   30,000,000         36,280,477
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 1                                      980,000          1,141,719
Philippines (Republic of the) Credit Linked Nts., 8.21%, 6/20/16 1,2                                   2,640,000          2,855,150
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                             11,760,000         12,349,443
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/6/09 1,6                                   10,900,000         11,445,000


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/6/09 1,6                            $      14,550,000    $    15,277,500
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 1 [GHC]                                  73,692,320,000          8,194,684
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                             56,205,300         14,969,995
                                                                                                                    ----------------
Total Structured Notes (Cost $1,440,161,967)                                                                          1,690,945,645

                                                                       EXPIRATION     STRIKE
                                                                             DATE      PRICE           CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Basket of Currencies Put 10                                               7/25/07   $  95.00         261,370,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Basket of Currencies Put 1,10                                             12/7/07      92.50         267,200,000          1,603,200
                                                                                                                    ----------------
Total Options Purchased (Cost $4,679,885)                                                                                 1,603,200

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--9.3%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 14,15
(Cost $685,711,032)                                                                                  685,711,032        685,711,032
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $6,851,132,472)                                                                              7,195,082,155
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2% 16
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.60% in joint repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of $500,225,625) with Credit Suisse First Boston LLC,
5.415%, dated 6/29/07, to be repurchased at $3,001,354 on 7/2/07, collateralized by Private
Label CMOs, 0%-5.85%, 2/15/22-3/15/39, with a value of $525,005,020                            $       3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.61% in joint repurchase agreement (Principal Amount/Value
$1,320,000,000, with a maturity value of $1,320,596,750) with Nomura Securities, 5.425%, dated 6/29/07, to be repurchased at $8,014,920 on 7/2/07, collateralized by Private Label
CMOs, 0%-6.75%, 10/25/21-1/25/47, with a value of $1,386,000,000                                       8,011,298          8,011,298
                                                                                                                    ----------------
                                                                                                                         11,011,298

------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 5.33%, 7/16/07                                                          2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 7/30/07                                                                2,000,000          2,000,000
                                                                                                                    ----------------
                                                                                                                          4,000,000

------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 7/2/07                                                           2,000,000          2,000,000
                                                                                                                    ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $17,011,298)                               17,011,298


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,868,143,770)                                                           97.6%     7,212,093,453
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              2.4        174,848,007

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $ 7,386,941,460
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
CAD         Canadian Dollar
COP         Colombian Peso
DKK         Danish Krone
DOP         Dominican Republic Peso
EGP         Egyptian Pounds
EUR         Euro
GBP         British Pound Sterling
GHC         Ghanian Cedi
IDR         Indonesia Rupiah
ILS         Israeli Shekel
JPY         Japanese Yen
KZT         Kazakhstan Tenge
MXN         Mexican Nuevo Peso
MYR         Malaysian Ringgit
NGN         Nigeria Naira
PEN         Peruvian New Sol
PHP         Philippines Peso
PLZ         Polish Zloty
RON         New Romanian Leu
RUR         Russian Ruble
TRY         New Turkish Lira
UAH         Ukraine Hryvnia
UYU         Uruguay Peso
VND         Vietnam Dong
ZMK         Zambian Kwacha

1. Illiquid security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $664,634,002, which represents 9.00% of the Fund's net assets. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security. See accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $40,177,164. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $198,059,326 or 2.68% of the Fund's net assets as of June 30, 2007.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

8. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. Issue is in default. See accompanying Notes.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

14. Rate shown is the 7-day yield as of June 30, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                SHARES         GROSS        GROSS          SHARES
                                                                    SEPTEMBER 30, 2006     ADDITIONS   REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                  --   685,711,032           --     685,711,032

                                                                                                                         DIVIDEND
                                                                                                            VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                  $ 685,711,032    $ 15,682,584

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE         PERCENT
--------------------------------------------------------------------------------
United States                                      1,310,778,188            18.2
United Kingdom                                       569,293,144             7.9
Brazil                                               529,045,687             7.3
Japan                                                465,327,547             6.5
Germany                                              445,893,257             6.2
Italy                                                364,649,918             5.1
Australia                                            273,713,034             3.8
Russia                                               264,212,694             3.7
Colombia                                             261,272,606             3.6
France                                               217,630,855             3.0
Turkey                                               207,852,018             2.9
Canada                                               200,151,745             2.8
Argentina                                            196,807,070             2.7
Spain                                                188,133,826             2.6
Peru                                                 183,340,500             2.5
Belgium                                              140,231,195             1.9
Nigeria                                              125,319,799             1.7
Ukraine                                              116,063,790             1.6
Ireland                                               95,245,968             1.3
Mexico                                                93,434,878             1.3
Greece                                                93,083,668             1.3
Philippines                                           86,812,673             1.2
Kazakhstan                                            71,833,677             1.0
Romania                                               71,347,715             1.0
Dominican Republic                                    69,991,389             1.0
Malaysia                                              68,478,812             0.9
Indonesia                                             67,171,884             0.9
Uruguay                                               65,317,922             0.9
Israel                                                57,601,879             0.8
Egypt                                                 53,457,323             0.7
Poland                                                47,126,849             0.7
Denmark                                               35,537,044             0.5
The Netherlands                                       33,827,267             0.5
Panama                                                28,318,626             0.4
Ghana                                                 25,453,907             0.4
Supranational                                         24,187,693             0.3
Vietnam                                               19,145,904             0.3
India                                                 12,594,994             0.2
Zambia                                                 9,417,145             0.1
El Salvador                                            6,664,100             0.1
Trinidad & Tobago                                      4,735,925             0.1
Swaziland                                              3,823,435             0.1


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

Costa Rica                                  3,555,825       0.0
Bulgaria                                    3,395,700       0.0
Guatemala                                     795,628       0.0
Venezuela                                      18,750       0.0

                                     ---------------------------
Total                                $  7,212,093,453     100.0%

                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $5,486,136 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of zero were in default.


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                        CONTRACT
                                        EXPIRATION        AMOUNT          VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                         DATES        (000S)            JUNE 30, 2007   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Australian Dollar (AUD)                    7/17/07        29,680 AUD     $     25,151,424   $         --   $     34,431

Brazilian Real (BRR)                8/2/07-1/13/10       508,899 BRR          252,740,742     59,510,095         95,759

British Pound Sterling (GBP)      7/17/07-12/21/07       103,810 GBP          208,081,513      2,172,355             --

Canadian Dollar (CAD)              7/17/07-8/21/07        40,800 CAD           38,328,338        220,061             --

Chilean Peso (CLP)                 8/16/07-8/27/07    23,557,000 CLP           44,626,414         13,689        508,123

Dominican Republic Peso (DOP)               7/9/07        98,517 DOP            2,971,854          4,476             --

Euro (EUR)                          7/5/07-7/17/07       460,860 EUR          623,872,175      6,540,745             --

Hungarian Forint (HUF)                      8/2/07    13,591,000 HUF           74,300,067             --        101,860

Indian Rupee (INR)                   7/3/07-8/3/07     2,870,039 INR           70,365,711        501,022             --

Japanese Yen (JPY)                7/17/07-12/21/07    80,468,000 JPY          662,557,201        206,546     19,184,728

Malaysian Ringgit (MYR)            8/16/07-9/17/07       222,330 MYR           64,606,576        157,398        568,254

Mexican Nuveo Peso (MXN)         8/24/2007-8/27/07     1,117,980 MXN          103,146,784             --        228,490

New Turkish Lira (TRY)              7/25/07-8/2/07       145,450 TRY          109,667,972      1,937,139         41,353

New Zealand Dollar (NZD)          7/17/07-12/21/07        90,750 NZD           69,294,597        839,494             --

Norwegian Krone (NOK)                      1/29/08       283,130 NOK           48,087,696      1,820,878             --

Polish Zloty (PLZ)                          8/7/07       206,670 PLZ           74,228,788             --        794,353

Russian Ruble (RUR)                 7/3/07-12/6/07     1,922,109 RUR           74,975,881        322,929             --

Singapore Dollar (SGD)                      2/5/08       109,390 SGD           72,652,181          9,364        116,048

South African Rand (ZAR)                    8/2/07       484,400 ZAR           68,252,371        113,392             --

South Korean Won (KRW)             7/12/07-10/2/07    51,918,000 KRW           56,287,420        350,340             --

Swedish Krone (SEK)               8/2/07-/10/10/07       688,140 SEK          100,925,753        607,619      1,391,002

Swiss Franc (CHF)                   7/5/07-7/17/07        79,035 CHF           64,752,317        388,732        357,225
                                                                                            ----------------------------

                                                                                              75,716,274     23,421,626
                                                                                            ----------------------------


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

CONTRACTS TO SELL

Australian Dollar (AUD)           7/12/07-10/10/07       190,087 AUD          160,682,124             --      5,683,533

Brazilian Real (BRR)                        7/3/07        83,091 BRR           43,056,273         27,278          5,163

British Pound Sterling (GBP)        7/12/07-8/6/07        25,690 GBP           51,565,434             --      1,076,536

Canadian Dollar (CAD)             7/12/07-12/21/07        39,390 CAD           37,081,291         79,075             --

Chinese Renminbi (CNY)                      8/2/07       507,100 CNY           66,881,404             --         69,810

Czech Koruna (CZK)                         1/25/08       190,250 CZK            9,065,076          8,592         93,968

Euro (EUR)                         7/12/07-1/29/08       439,340 EUR          596,225,345      1,419,407      5,358,407

Hong Kong Dollar (HKD)                     1/25/08       136,990 HKD           17,602,538        115,344             --

Indian Rupee (INR)                         8/16/07     1,071,000 INR           26,237,161             --        191,441

Japanese Yen (JPY)                  7/12/07-2/5/08    22,411,000 JPY          184,184,836      4,031,329             --

New Taiwan Dollar (TWD)                     8/2/07     2,385,000 TWD           72,725,101        121,569             --

New Turkish Lira (TRY)              7/11/07-8/8/07        29,140 TRY           21,935,113             --        861,238

New Zealand Dollar (NZD)                   1/16/08        83,740 NZD           63,506,644             --      6,419,849

Singapore Dollar (SGD)                      8/2/07       111,600 SGD           73,111,473             --        210,797

Swedish Krone (SEK)                       12/21/07       208,680 SEK           30,741,256             --        745,999

Swiss Franc (CHF)                  7/12/07-1/25/08       101,577 CHF           83,475,170             --        545,299
                                                                                            ----------------------------
                                                                                               5,802,594     21,262,040
                                                                                            ----------------------------
Total unrealized appreciation and depreciation                                              $ 81,518,868   $ 44,683,666
                                                                                            ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                              DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Australia (Commonwealth of) Bonds, 10 yr.       9/17/07          54   $     4,492,307   $      (13,467)

Canada (Government of) Bonds, 10 yr.            9/19/07         531        55,240,948         (277,437)

DAX Index                                       9/21/07          27         7,380,372          288,703

Euro-Bundesobligation, 10 yr.                    9/6/07       3,846       576,496,583       (5,395,558)

Euro- Schatz                                     9/6/07       4,684       649,775,435         (379,088)

IBEX 35 Index                                   7/20/07          35         7,022,264           47,435

Japan (Government of) Bonds, 10 yr.             9/10/07         312       334,514,680         (208,246)

Nikkei 225 Index                                9/13/07         150        22,123,858          (38,523)

OMXS 30 Index                                   7/27/07       1,197        21,969,445         (527,545)

Standard & Poor's/MIB Index                     9/21/07          25         7,167,389           52,590

U.S. Treasury Long Bonds                        9/19/07       1,572       169,383,000        2,002,303

U.S. Treasury Nts., 5 yr.                       9/28/07         733        76,289,266          408,242

U.S. Treasury Nts., 10 yr.                      9/19/07       2,733       288,886,641       (2,133,473)
                                                                                        ---------------

                                                                                            (6,174,064)
                                                                                        ---------------

CONTRACTS TO SELL

CAC-40 10 Euro                                  7/20/07         270        22,185,423         (436,355)

DAX Index                                       9/21/07         101        27,608,056       (1,079,965)

FTSE 100 Index                                  9/21/07         505        67,315,756          (40,736)

Japan (Government of ) Bonds, 10 yr.            9/10/07          26        27,876,223          (84,536)

Mexican Bolsa Index                             9/21/07         263         7,654,716          254,916


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

Nikkei 225 Index                                9/13/07         345        50,884,873         (361,372)

Standard & Poor's 500 E-Mini                    9/21/07         377        28,565,290          137,149

U.S. Treasury Nts., 5 yr.                       9/28/07         334        34,762,094          158,504

U.S. Treasury Nts., 10 yr.                      9/19/07       5,663       598,596,797        1,220,007
                                                                                        ---------------

                                                                                              (232,388)
                                                                                        ---------------
                                                                                        $   (6,406,452)
                                                                                        ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2007 was as follows:

                                            CALL OPTIONS                     PUT OPTIONS
                                   -----------------------------   --------------------------------
                                        NUMBER OF      AMOUNT OF         NUMBER OF       AMOUNT OF
                                        CONTRACTS       PREMIUMS         CONTRACTS        PREMIUMS
---------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                             --    $        --        32,820,000   $     556,532
Options written                    10,157,620,000        603,393    10,256,160,000       1,332,573
Options closed or expired          (8,540,620,000)      (523,881)  (10,288,980,000)     (1,889,105)
Options exercised                  (1,617,000,000)       (79,512)               --              --
                                   ----------------------------------------------------------------
Options outstanding as of
June 30, 2007                                  --    $        --                --   $          --
                                   ================================================================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                                                                                                       TERMINATION
SWAP COUNTERPARTY               NOTIONAL AMOUNT            PAID BY THE FUND     RECEIVED BY THE FUND         DATES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA New York:
                                                       Twelve-Month JPY BBA
                                                        LIBOR plus 40 basis
                                                    points and if negative,
                                                      the absolute value of
                                                      the Total Return of a   If positive, the Total
                                                           custom basket of       Return of a custom
                                  5,347,705,058                 securities.    basket of securities.        4/8/08   $    (670,405)

                                                       Twelve-Month GBP BBA
                                                        LIBOR plus 35 basis
                                                    points and if negative,
                                                      the absolute value of
                                                      the Total Return of a   If positive, the Total
                                                           custom basket of       Return of a custom
                                     21,952,941                 securities.    basket of securities.        5/7/08      (2,150,219)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                     16,760,000     Six-Month USD BBA LIBOR                     5.46%      5/13/15       3,525,639
                                     11,050,000     Six-Month USD BBA LIBOR                     5.25       6/23/15       1,951,580
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):
                                     11,580,000     Six-Month USD BBA LIBOR                     5.10       1/14/15       2,433,370
                                     11,580,000     Six-Month USD BBA LIBOR                     5.08       1/20/15       2,638,802
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs International:
                                                    One-Month BBA LIBOR and
                                                   if negative the absolute
                                                         value of the Total   If positive, the Total
                                                   Return of the MSCI Daily       Return of the MSCI
                                                   Total Return Net Belgium   Daily Total Return Net
                                      5,395,703           USD Market Index.       Belgium USD Market       10/8/07         (63,572)

                                                    One-Month USD BBA LIBOR
                                                       and if negative, the   If positive, the Total
                                                      absolute value of the       Return of the MSCI
                                                   Total Return of the MSCI   Daily Total Return Net
                                                     Daily Total Return Net       Belgium USD Market
                                      1,853,825   Belgium USD Market Index.                   Index.       10/9/07         (18,196)


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    If negative, the
                                                                               absolute value of the
                                                     If positive, the Total    Total Return INDF/NSE
                                                     Return of the INDF/NSE         NIFTY Index 7/07
                                    301,727,841    NIFTY Index 7/07 Future.                  Future.        8/2/07        (113,162)

                                                           If positive, the
                                                      absolute value of the   If negative, the Total
                                                        Total Return of the      Return of the Swiss
                                                    Swiss Market Index 9/07        Market Index 9/07
                                      8,290,253                     Future.                  Future.       9/18/07         (35,601)

                                                           If negative, the         If positive, the
                                                      absolute value of the      Total Return of the
                                                        Total Return of the         BMU/BOVESPA 8/07
                                     13,240,766     BMU/BOVESPA 8/07 Index.                   Index.       8/16/07         351,516
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               The Constant Maturity
Merrill Lynch Capital                                                           Option Price divided
Services, Inc.                      248,000,000                        4.66               by 10,000.       6/11/17        (523,238)
-----------------------------------------------------------------------------------------------------------------------------------
                                                    One-Month EUR BBA LIBOR   If positive, the Total
                                                       and if negative, the       Return of a custom
                                                      absolute value of the     basket of securities
                                                   Total Return of a custom       plus the dividends
                                                      basket of securities.       from the basket of
Morgan  Stanley International        39,214,500                                          securities.      12/20/07      (1,562,049)
                                                                                                                     --------------
                                                                                                                     $   5,764,465
                                                                                                                     ==============

Abbreviations are as follows:

BBA LIBOR                British Bankers' Association London-Interbank
                         Offered Rate
BMU/BOVESPA              Bovespa Index that trades on the Sao Paulo Stock
                         Exchange
EUR                      Euro
GBP                      British Pound Sterling
INDF/NSE NIFTY Index     Indian National Stock Exchange Nifty Index
JPY                      Japanese Yen
MSCI                     Morgan Stanley Capital International

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of June 30, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                            NOTIONAL                    PAID BY       RECEIVED BY   TERMINATION
COUNTERPARTY                      AMOUNT                   THE FUND          THE FUND         DATES           VALUE
--------------------------------------------------------------------------------------------------------------------
Banco Santander Central
Hispano SA:
                              27,880,000 BRR                   BZDI           14.0000%       1/3/12   $   1,199,276

                             122,500,000 MXN               MXN TIIE            8.1200       1/26/17          32,667
--------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                              33,420,000 GBP                 5.5525%    GBP BBA LIBOR       6/13/09         852,032

                              48,900,000 EUR                EURIBOR            4.1120       6/15/09        (706,088)

                              49,540,000 EUR                 4.2200           EURIBOR       1/29/10         702,909

                             114,700,000 MXN               MXN TIIE            9.2700       7/17/26       1,167,226

                             406,840,000 NOK                  NIBOR            5.3850       1/29/10        (774,058)
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:

                              16,830,000 PLZ         Six-Month WIBO            5.5200       3/24/10          18,817

                              26,928,000 PLZ         Six-Month WIBO            5.5500       3/25/10          38,070

                             489,400,000 TWD                 2.3200      TWD-telerate       6/27/11          59,455
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc. (Nassau
Branch):                      46,785,000 PLZ         Six-Month WIBO            4.4800        7/1/10        (102,946)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston International:        112,580,000 MXN        28-Day MXN TIIE           10.0000        7/9/15       1,222,557
--------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:               133,400,000 MXN               MXN TIIE            8.3000      12/17/26         152,463
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:          2,387,000,000 HUF                 8.4400   Six-Month BUBOR        7/4/11          (6,839)
--------------------------------------------------------------------------------------------------------------------
                                                                        INR MIBOR-OIS
Deutsche Bank AG, 5 yr.:     490,200,000 INR                 7.1750          Compound       6/27/11         246,154
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                              16,060,000 BRR                   BZDI           12.8400        1/2/14         541,256

                              26,730,000 BRR                   BZDI           12.8700        1/2/14         913,281

                              34,800,000 BRR                   BZDI           12.7300        1/2/14       1,113,724

                              45,260,000 BRR                   BZDI           12.2900        1/2/15       1,189,010

                              53,240,000 BRR                   BZDI           12.7100        1/4/10       1,009,110

                              53,700,000 BRR                   BZDI           12.9200        1/2/14       1,875,846


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                  MXN TIIE Floating
                              60,800,000 MXN             Index Rate            9.3300       9/16/26         664,576

                              94,500,000 MXN               MXN-TIIE           10.2900        6/4/15       1,171,310

                              99,100,000 BRR                   BZDI           12.2600        1/2/15       2,554,986
                                                                       CNY-CFXSREPOFI
                             107,900,000 CNY                 4.0000               X01       2/16/17         815,352

                             110,230,000 BRR                   BZDI           12.6100        1/4/10       1,973,370

                             416,230,000 NOK        Six-Month NIBOR            5.4700        5/2/10        (647,293)
                                                                         EUR-EURIBOR-
                              51,720,000 EUR                 4.4155          Telerate        5/2/10         544,142
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                              27,880,000 BRR                   BZDI           14.0500        1/2/12       1,257,361

                              38,800,000 MXN               MXN TIIE            8.7000        2/5/19         143,859

                              48,030,000 MXN               MXN TIIE            9.4100       8/31/20         477,651

                              91,750,000 MXN               MXN TIIE            9.2900       7/17/26         967,342

                              96,930,000 MXN               MXN TIIE            9.5000       8/28/25       1,184,552

                             140,720,000 MXN               MXN TIIE            9.1500       8/27/26       1,295,829

                             144,000,000 MXN               MXN TIIE            9.5100       8/26/25       1,774,274

                             289,270,000 MXN               MXN TIIE            9.8400      12/31/09       1,175,616
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                              34,270,000 BRR                   BZDI           13.9100        1/2/12       1,467,142
                                                                          Three-Month
                             264,090,000 ZAR                 8.2900              JIBA       6/23/08         642,473
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:

                              55,540,000 PLZ         Six-Month WIBO            4.5300        7/5/10        (134,294)
                                                  The greater of 0%
                                                             and 8*
                                                (-0.0031375-(10 yr.
                                                  CMS Index + 2 yr.
                                                         CMS Index)
                             131,690,000 USD             quarterly.   $     3,950,700        2/5/17      (3,832,800)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
International              7,609,000,000 KZT                 8.2500   Three-Month KZT       6/29/12              --
                                                                                                      --------------
                                                                                                      $  24,239,370
                                                                                                      ==============


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CNY                 Chinese Renminbi
EUR                 Euro
GBP                 British Pound Sterling
HUF                 Hungarian Forint
INR                 Indian Rupee
KZT                 Kazakhstan Tenge
MXN                 Mexican Nuveo Peso
NOK                 Norwegian Krone
PLZ                 Polish Zloty
TWD                 New Taiwan Dollar
ZAR                 South African Rand

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                BUY/SELL   NOTIONAL
                                                  CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY         REFERENCE ENTITY         PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclay Bank plc:
                     CDX Emerging Markets
                     Index                           Buy   $ 49,600         1.250%      6/20/12   $       (62,861)  $   (288,234)

                     Turkey (Republic of)           Sell      6,025         1.620       4/20/12                --         81,789


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Ukraine (Republic of)           Buy      5,750         1.570       4/20/12                --        (87,544)
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New
York:
                     Hungary (Republic of)           Buy      7,535         0.400      12/20/15                --        (69,601)

                     Turkey (Republic of)           Sell      4,520         2.470       4/20/17                --         85,363
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International        NJSC Naftogaz                  Sell      5,000         3.250       4/20/11                --         (7,571)
---------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG     Peru (Republic of)             Sell      1,200         1.320       4/20/17                --         31,183
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.                 Ukraine (Republic of)           Buy      4,410         1.580       4/20/12                --        (69,719)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International        Turkey (Republic of)           Sell      3,070         2.470       4/20/17                --         45,685
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     CDX Emerging Markets
                     Index                           Buy     49,600         1.250       6/20/12          (546,013)      (311,930)

                     Colombia (Republic of)          Buy      1,980         3.700       8/20/15                --       (354,437)

                     Dominican Republic              Buy      7,970         3.250       6/20/11                --       (568,063)
                     Istanbul Bond Co. SA
                     for Finansbank                 Sell     17,390         1.300       3/24/13                --         80,238

                     Peru (Republic of)             Sell      4,960         1.040       6/20/17                --          7,559

                     Turkey (Republic of)           Sell      5,150         2.750      11/20/16                --        205,499

                     Turkey (Republic of)           Sell      6,150         1.600       4/20/12                --         72,699

                     Ukraine (Republic of)           Buy      4,040         1.575       4/20/12                --        (58,823)
---------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                     Philippines (Republic
                     of the)                        Sell      5,945         1.450       6/20/17                --       (130,274)

                     Ukraine (Republic of)           Buy      4,410         1.580       4/20/12                --       (116,635)
                                                                                                  -------------------------------
                                                                                                  $      (608,874)  $ (1,452,816)
                                                                                                  ===============================

CURRENCY SWAP CONTRACTS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of June 30, 2007, the Fund entered into the following currency swap arrangements:

                        NOTIONAL                                   RECEIVED   TERMINATION
SWAP COUNTERPARTY         AMOUNT             PAID BY THE FUND   BY THE FUND         DATES          VALUE
---------------------------------------------------------------------------------------------------------
Credit Suisse:
                                              Three-Month BBA
                    $  7,370,000 TRY/USD                LIBOR         17.25%       2/7/12   $    876,623

                                              Three-Month BBA
                      11,105,000 TRY/USD                LIBOR         17.30        2/9/12      1,312,527

                                              Three-Month BBA
                      18,590,000 TRY/USD                LIBOR         16.75       2/26/12      1,682,854
---------------------------------------------------------------------------------------------------------
                                              Three-Month BBA
Merrill Lynch:         3,840,000 TRY/USD                LIBOR         17.10        2/6/12        432,212
                                                                                            -------------
                                                                                            $  4,304,216
                                                                                            =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY                 Turkish Lira

Abbreviation is as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $160,154,161, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $164,304,070 was received for the loans, $17,011,298 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $147,292,772 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  6,870,047,500
Federal tax cost of other investments      1,366,676,551
                                        -----------------
Total federal tax cost                  $  8,236,724,051
                                        =================

Gross unrealized appreciation           $    465,043,759
Gross unrealized depreciation                (96,549,730)
                                        -----------------
Net unrealized appreciation             $    368,494,029
                                        =================


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: August 8, 2007